COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Lease Commitments Under Operating Leases
Year ended December 31,

2013	$4,892
2014	3,695
2015	2,681
2016	1,918
2017	458
2018	203

$13,847